Disposal of a Subsidiary (Details) - Handshake [Member] - USD ($)		6 Months Ended
	Feb. 06, 2024	Jun. 30, 2024
Disposal of a Subsidiary [Line Items]
Percentage of equity interest	51.00%
Gain on disposal of subsidiary		$ 3,607